Annual Total Returns - World Mutual Funds Prospectus	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Emerging Markets Fund | Emerging Markets Fund, Investor Class
Prospectus [Line Items]
Annual Return [Percent]	35.29%	11.44%	5.43%	(28.16%)	(6.04%)	25.04%	21.94%	(19.14%)	45.86%	7.63%
Focused Global Growth Fund | FOCUSED GLOBAL GROWTH FUND, INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	16.54%	14.10%	18.47%	(22.88%)	13.51%	27.88%	36.13%	(6.47%)	27.55%	(1.24%)
Focused International Growth Fund | Focused International Growth Fund, Investor Class
Prospectus [Line Items]
Annual Return [Percent]	15.97%	3.87%	8.26%	(26.56%)	7.86%	31.79%	32.47%	(13.20%)	33.27%
Global Small Cap Fund | Global Small Cap Fund, Investor Class
Prospectus [Line Items]
Annual Return [Percent]	10.96%	12.54%	10.16%	(29.46%)	17.85%	46.32%	35.09%	(12.81%)	38.98%
International Growth Fund | International Growth Fund, Investor Class
Prospectus [Line Items]
Annual Return [Percent]	15.60%	2.31%	12.31%	(24.99%)	8.41%	25.60%	28.37%	(15.51%)	31.03%	(5.78%)
International Opportunities Fund | INTERNATIONAL OPPORTUNITIES FUND, INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	29.62%	1.31%	8.62%	(30.19%)	5.40%	31.10%	28.96%	(22.71%)	45.05%	(5.44%)
International Small-Mid Cap Fund | International Small-Mid Cap Fund, Investor Class
Prospectus [Line Items]
Annual Return [Percent]	27.38%	3.23%	3.58%	(28.33%)	12.91%	30.29%	27.07%	(22.77%)	36.08%	(3.97%)
International Value Fund | INTERNATIONAL VALUE FUND, INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	42.06%	4.05%	19.75%	(11.44%)	8.65%	9.07%	12.49%	(17.12%)	21.27%	1.76%
Non-U.S. Intrinsic Value Fund | NON-U.S. INTRINSIC VALUE FUND, INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	42.27%	(2.55%)	22.78%	(8.91%)	10.03%	(11.38%)	15.86%